Equity Incentive Awards	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 9 - Equity Incentive Awards

Stock Compensation Plans

In November 2008, the board of directors of the Company adopted the 2008 Restricted Stock Plan, as amended (the "2008 Plan"). The 2008 Plan provides for the issuance of restricted common shares (“options”). Common Shares reserved for issuance under the 2008 Plan as of December 31, were 1,656,053.

Under the 2008 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Certain of the Company’s options grants include a right to repurchase a terminated individual’s options at a repurchase price equal to the lower of the exercise price or the fair value of the restricted common stock at the termination date, during the 18 months following the termination of an individual's service with the Company, for any reason. During the year ended December 31, 2013, the Company repurchased 10,191 options. No consideration was provided for the repurchases in either year as the fair value of the restricted common stock at the termination date was estimated to be zero.

Upon closing of the Contribution (discussed above), the Board adopted, and the stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”) which provides for the issuance of incentive awards of up to 4,000,000 shares of common stock to officers, key employees, consultants and directors.

Under the 2014 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Stock Options

Option activity during the three months ended March 31, 2014 and for the year ended December 31, 2013 was as follows:

	Options Outstanding
	Units Authorized	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2014	1,656,053	1,339,728	$0.22	6.0
Additional units authorized	2,343,947
Granted		2,342,921	$1.00
Cancelled/Forfeited		-
Repurchased		-
Balance as of March 31, 2014	4,000,000	3,682,649	$0.69	9.1
Exercisable March 31, 2014		911,583	$0.21

Valuation of Awards

Under ASC 718, the weighted average grant date fair value of options granted was $0.62 for options granted for the three months ended March 31, 2014. The per-share fair value of each stock option was determined on the date of grant using the Black-Scholes model using the following weighted average assumptions:

Three Months Ended March 31, 2014
Exercise Price	1.00
Expected life (years)	6.13
Risk-free interest rate	1.61%
Expected volatility	67.62%
Expected dividend yield	0%

The expected life of options granted represents the weighted average period that the options are expected to remain outstanding. The Company determined the expected life assumption based on the Company's historical exercise behavior combined with estimates of the post-vesting holding period. Expected volatility is based on historical volatility of peer companies in the Company's industry that have similar vesting and contractual terms. The risk free interest rate is based on the implied yield currently available on U.S. Treasury issues with terms approximately equal to the expected life of the option. The Company currently has no history or expectation of paying cash dividends on its common membership interests.

Stock-based Compensation Expense

As of March 31, 2014, total compensation cost related to stock options granted, but not yet recognized, was $1,508,773 which the Company expects to recognize over a weighted-average period of approximately 1.61 years. Stock-based compensation expenses related to all employee and non-employee stock-based awards were $56,671 and $36,152 for the three months ended March 31, 2014 and 2013, respectively.

Restricted Stock Awards

During 2011, the Company had issued restricted stock awards with respect to 359,640 underlying shares under the 2008 Plan. The restricted stock awards vested over a term of four years with 20% per year. As of December 31, 2013 and March 31, 2014, 221,858 and 232,687 restricted common shares were outstanding but not yet issued under these awards, respectively. The Company is obligated to issue these awards upon request by the holder of the award. During the each of the three month periods ended March 31, 2014 and 2013, the Company recorded stock based compensation of $457. As of March 31, 2014, unrecognized stock based compensation expense related to restricted stock awards granted, but not yet vested was $2,562 which the Company expects to recognize over a weighted average period of less than one year.